CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY In Thousands, except Share data	Common Stock USD ($)	Common Stock CNY	Additional paid in capital USD ($)	Additional paid in capital CNY	Retained earning USD ($)	Retained earning CNY	Accumulated other comprehensive loss USD ($)	Accumulated other comprehensive loss CNY	Treasury stock USD ($)	Treasury stock CNY	Noncontrolling interest USD ($)	Noncontrolling interest CNY	Total USD ($)	Total CNY
Balance at Dec. 31, 2010		3,332		1,315,806		716,839		(117,479)		(226,495)		15,332		1,707,335
Balance (in shares) at Dec. 31, 2010		35,848,764
Net income						54,011						5,734		59,745
Foreign currency translation adjustments								(3,434)				(86)		(3,520)
Issuance of common stock pursuant to share-based compensation plan		8		(8)
Issuance of common stock pursuant to share-based compensation plan (in shares)		127,756
Share-based compensation				37,286										37,286
Purchase of treasury stock										(31,466)				(31,466)
Purchase of treasury stock (in shares)		(865,570)
Balance at Jun. 30, 2011		3,340		1,353,084		770,850		(120,913)		(257,961)		20,980		1,769,380
Balance (in shares) at Jun. 30, 2011		35,110,950
Balance at Dec. 31, 2011		3,340	219,660	1,382,521	89,013	560,234	(20,378)	(128,254)	(50,847)	(320,025)	3,549	22,334		1,520,150
Balance (in shares) at Dec. 31, 2011		33,560,467
Net income						19,342						10,836	4,750	30,178
Foreign currency translation adjustments								2,927				(1)	461	2,926
Share-based compensation				31,754										31,754
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband		20		(20)
Issuance of common stock in connection with consideration paid for the acquisition of Comtech Broadband (in shares)		320,884
Balance at Jun. 30, 2012	$ 529	3,360	$ 222,612	1,414,255	$ 91,229	579,576	$ (19,727)	(125,327)	$ (50,374)	(320,025)	$ 5,521	33,169	$ 249,490	1,585,008
Balance (in shares) at Jun. 30, 2012	33,881,351